Prepaid expenses and other current assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid concession approval fees	$ 79
Prepaid for LCD procurement	51
Rental deposits and other receivables	143	36
Total prepaid expenses and other current assets	$ 273	$ 36